Loss per share: (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loss per share:
Basic weighted average number of common shares outstanding (in shares)	79,315,892	59,023,380
Basic loss per share	$ (0.90)	$ (0.54)
Diluted loss per share	$ (0.90)	$ (0.54)